Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable
Schedule of trade accounts receivable

Consolidated	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2023	12.31.2022
Electricity sales to final customers and Charges for use of the system - Copel DIS (a)	2,428,632	395,161	157,947	2,981,740	2,513,664

Electricity sales to final customers	207,084	4,414	6,303	217,801	208,631

Other consumers receivables	90,694	71,771	39,850	202,315	111,436

Energy supply - Concessionaires, permission holder and trading companies	437,348	24,184	9,555	471,087	483,218

CCEE (7.1)	70,048	-	119,665	189,713	196,627

Charges for use of the transmission system	68,161	7,314	10,680	86,155	71,466

Gas distribution	-	-	-	-	138,770

(-) Expected credit losses (7.2)	(19,588)	(40,195)	(222,599)	(282,382)	(271,943)
	3,282,379	462,649	121,401	3,866,429	3,451,869
Current				3,761,170	3,342,050
Noncurrent				105,259	109,819
(a) Includes the balance of debt installments at present value, considering the amount to be discounted, the realization dates, the settlement dates and the discount rate of 1.22% p.m. (1.10% p.m. on December 31, 2022).

Schedule of expected credit losses

Consolidated	Balance as of	Additions /	Write	Reclassi-	Balance as of	Additions/	Write	Balance as of	Additions/	Write	Reclassifica-	Balance as of
	January 1, 2021	(Reversals)	offs (a)	fication (b)	December 31, 2021	(Reversals)	offs (a)	December 31, 2022	(Reversals)	offs (a)	tion (NE nº 39)	December 31, 2023
Electricity sales to final customers and Charges for use of the system - Copel DIS	212,327	180,150	(238,394)	-	154,083	114,718	(149,263)	119,538	99,685	(85,356)	-	133,867
Electricity sales to final customers and other consumers receivables	769	436	-	-	1,205	11,327	-	12,532	2,792	-	-	15,324
Energy supply - Concessionaires, permission holder and trading companies	20,533	1,224	(1,994)	-	19,763	(5,353)	(4,583)	9,827	4,533	(834)	-	13,526
CCEE (7.1)	119,665	-	-	-	119,665	-	-	119,665	-	-	-	119,665
Telecommunications	-	3,042	(3,153)	111	-	-	-	-	-	-	-	-
Gas distribution	12,257	(2,611)	239	-	9,885	1,064	(568)	10,381	286	(329)	(10,338)	-
	365,551	182,241	(243,302)	111	304,601	121,756	(154,414)	271,943	107,296	(86,519)	(10,338)	282,382
(a) Net losses from recovered invoice balances.
(b) TEL segment discontinued in 2021; reclassifications arising from the divestment process of Copel Telecomunicações, completed in August/2021.